TRADE RECEIVABLES AND OTHER ASSETS - Schedule of Trade Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 256	$ 222	$ 205
Less: provision for ECL	(2)	(2)	(3)
Trade receivables, net	$ 254	$ 220	$ 202